Related Party Balances and Transactions (Details) - Schedule of Significant Related Party Transactions ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental and service fees			¥ 531	¥ 2,106
ENMOLI INC [Member]
Related Party Transaction [Line Items]
Interest expense			480
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Interest income			¥ 462